Investment Strategy - Davidson Multi-Cap Equity Fund	Oct. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
Under normal market conditions, the Fund invests at least 80% of its net assets (including any borrowings for investment purposes) in equity securities across a wide range of market capitalizations and investment styles with attractive fundamental characteristics. The equity securities in which the Fund may invest include common stock, preferred stock, convertibles, warrants, American Depositary Receipts (“ADRs”) and real estate investment trusts (“REITs”). The Fund looks for companies with reasonable valuations, prudent debt levels, cash flow generation, attractive growth characteristics and solid balance sheets. The Fund invests its assets in both value and growth stocks, as well as dividend-paying and non-dividend-paying stocks. The Fund seeks to achieve its investment objective primarily through stock selection, with less emphasis on sector weightings. As a result, the Fund expects to only occasionally make modest sector changes, preferring to differentiate performance by relative movement in individual stocks rather than in sectors or industries.
The Fund may seek to enhance returns through investments in foreign securities (which may include ADRs, dollar-denominated foreign securities, or direct investment in foreign securities, including those in emerging markets), and other investment companies (including exchange-traded funds (“ETFs”)). The Fund may invest up to 25% of its net assets in foreign securities including in emerging markets, and the Fund may invest up to 20% of its net assets in other investment companies. From time to time, the Fund may invest, to a significant extent, in securities of companies in the same economic sector. As of June 30, 2026, 30.4% of the Fund’s total investments were invested in the Information Technology sector.
The Advisor may sell a position if the fundamentals have deteriorated, catalysts fail to develop, or a stock exceeds fair valuation. The Advisor may also sell a position if a better alternative becomes available.
At the discretion of the Advisor, the Fund may invest its assets in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic, political or other conditions.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund invests at least 80% of its net assets (including any borrowings for investment purposes) in equity securities across a wide range of market capitalizations and investment styles with attractive fundamental characteristics.